Other income and expenses (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of attribution of expenses by nature to their function [line items]
Gain on sale of crypto assets held (non-current assets)	¥ 1	¥ 1	¥ 123
Gain on sale of non-major line of business	0	0	300
Exchange gain	389	0	0
Other	270	21	14
Other income	660	22	437
Impairment loss of crypto assets held (non-current assets)	0	13	0
Loss on sales and disposals of intangible assets	220	34	39
Loss on sale of crypto assets (non-current assets)	10	0	0
Lease contract cancellation penalty	0	0	44
Termination benefits	0	0	39
Exchange loss	0	42	8
Other	6	16	23
Total	236	¥ 105	¥ 153
Collection Of NEM
Disclosure of attribution of expenses by nature to their function [line items]
Other	¥ 243